Schedule of Accounts Receivable and Prepaid Expenses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Prepaid expenses and deposits	$ 380,288	$ 464,380
HST and interest receivable	157,909	125,978
U.S. Environment Protection Agency overpayment (note 9)		100,000
Total	$ 538,197	$ 690,358